Intellectual Property - Schedule of Future Amortization Expense of Intangible Assets (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020 (excluding the nine months ended September 30, 2020)	$ 227,358
2021	909,422	$ 1,354,366
2022	728,816	792,422
2023	335,333	686,816
2024	27,000	308,333
Thereafter	15,750
Total	$ 2,243,679	$ 3,141,938	$ 1,788,333